Related Party Transactions	12 Months Ended
Sep. 30, 2017
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

1.       Office Rental

For the year ended September 30, 2017, Kingtone Information leased its self-owned office space at 3/F, Area A, Block A, No. 18 South Taibai Road, Xi’an 710065, People’s Republic of China with Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd. (“Jinong”), a wholly-owned subsidiary of China Green Agriculture, Inc. (“CGA”)starting from July 1, 2010.Our Chairman Tao Li is also Chairman and President of CGA. The monthly rent was US$3,867(RMB24, 480) for a two-year term starting from July 1, 2012 to June 30, 2014. From July 1, 2014 to June 29, 2016, the monthly rent was US$3,970 (RMB24, 480). On June 29, 2016, the lease was renewed with Jinong for a monthly rent of US$3,679 (RMB24, 480)for another two-year term beginning July 1, 2016.

	For the years ended September 30,
	2017	2016	2015
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$44,145	$44,972	$44,852

The Company’s Beijing office is located in two Suites (2208 and 2209) at Building 16, An Hui Dong Li, Chaoyang District, Beijing. It covers a combined total floor space of 184.8 square meters. Tao Li owns this space and allows the Company to use it for no consideration for an unspecified term.

2.       Short-Term Loans

The short-term loans between the Company and its related parties are disclosed under Note 6 to the consolidated financial statements herein.

3.       Long-Term Loans

The long-term loans between the Company and its related parties are disclosed under Note 6 to the consolidated financial statements herein.